Other Assets	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets
OTHER ASSETS
Prepaid Expenses and Other Current Assets
A summary of prepaid expenses and other current assets as of December 31 follows:

	2015	2014
Inventories	$38.8	$35.9
Prepaid expenses	66.1	55.0
Other non-trade receivables	34.6	57.0
Reinsurance receivable	12.5	12.4
Income tax receivable	78.5	101.6
Other current assets	4.5	1.5
Total	$235.0	$263.4

Other Assets
A summary of other assets as of December 31 follows:

	2015	2014
Deferred compensation plan	90.5	77.1
Amounts recoverable for capping, closure and post-closure obligations	25.9	24.3
Reinsurance receivable	44.0	48.4
Interest rate swaps	16.5	14.1
Other	83.7	86.8
Total	$260.6	$250.7